Note 10 - Other Assets (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	2024	2023

Accounts receivable	$10,718	$3,858
Prepaid expenses and other (note 10a)	14,399	22,130
Right-of-use assets (note 10b)	2,734	3,427
Deferred income tax asset (note 16)	750	4,058
Derivative instruments (note 18)	20	1,517
Investment (note 10c)	953	953

	$29,574	$35,943